SIGNIFICANT ACCOUNTING POLICIES (Schedule of Fair Value Assumptions for Stock Options) (Details) - Employee Stock Option [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Forfeiture rate	10.00%		10.00%
Suboptimal exercise multiple	1.29	1.32
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	33.56%	33.76%	37.11%
Risk-free interest	0.32%	1.42%	2.50%
Contractual term	5 years	5 years	5 years
Forfeiture rate		10.00%
Suboptimal exercise multiple			1.32
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	36.45%	38.31%	43.98%
Risk-free interest	1.51%	2.68%	2.86%
Contractual term	7 years	7 years	7 years
Forfeiture rate		12.00%
Suboptimal exercise multiple			1.33